Stockholders' Equity	3 Months Ended	6 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Stockholders' Equity

Note 10– Stockholders’ Equity

Preferred

The preferred stock is designated Series A Convertible Preferred Stock. Each share of preferred stock has a par value of $.001 and a stated value of $1.00. Dividends are payable at the rate per share of 7% per annum cumulative. The Series A preferred shares have no voting rights, except as required by law. Each share of preferred stock is convertible at a conversion price of $.0833 at the option of the holder; provided, however, if a triggering event occurs, as defined in the document, the conversion price shall thereafter be reduced, and only reduced, to equal forty percent of lowest VWAP during the thirty consecutive trading day period prior to the conversion date. The beneficial ownership limitation attached to conversion is 4.99% which can be decreased or increased, upon not less than 61 days notice to the Company, but in no event exceeding 19.99% of the number of shares of common stock outstanding immediately after giving effect to the issuance of common stock upon conversion of the preferred stock. After 36 months the Company has the right to redeem all, but not less than all, of the outstanding preferred shares in cash at a price equal to 130% of the stated value plus any accrued but unpaid dividends thereon. Total shares issuable upon conversion shall not exceed 48,000,000 in the aggregate.

Recapitalization

On March 30,2017, the Company closed the Share Exchange Agreement between Save on and Petroterra Corp. and is deemed to have issued 4,000,000 Series A convertible preferred shares and 944,120 common shares to the original shareholders of Petroterra Corp. The Company acquired assets of $10,000 and assumed liabilities of $48,458.

Save on Transport Inc [Member]
Stockholders' Equity

Note 6 — Stockholder’s Equity

Common Stock

On the inception date the Company issued 10,000 shares of common stock to the founder for proceeds of $8,100. Holders of common stock are entitled to one vote per share.